Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Supplemental Cash Flows Information Related to Leases

Supplemental cash flows information related to leases was as follows:

	For the Nine Months Ended
	September 30,
	2020	2019

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$78,827	$179,092

Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$-	$361,020

Weighted Average Remaining Lease Term:
Operating leases	0.00 years	0.92 years

Weighted Average Discount Rate:
Operating leases	8.0%	8.0%

Supplemental cash flow information related to leases was as follows:

Year Ended
December 31, 2019

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$240,375

Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$361,020

Weighted Average Remaining Lease Term:
Operating leases	0.67 years

Weighted Average Discount Rate:
Operating leases	8.0%

Schedule of Future Minimum Payments On Operating Leases	Future minimum payments on this operating lease are as follows:
For the Years Ending
December 31,	Amount

2020	$163,424
Total	$163,424